Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1,848	$ 1,233	$ 5,086	$ 2,866
Dividend income	803	730	2,396	2,170
Interest income [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	112	143	344	486
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 13	$ 1	$ 25	$ 4